Corporate information (Details Textual)																		12 Months Ended
	Sep. 30, 2012 USD ($) Store	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 30, 2009 USD ($)	Dec. 23, 2009 USD ($)	Dec. 31, 2011 Purden Lake Resource [Member] USD ($)	Dec. 31, 2011 Ingenious Paragon Global Limited [Member] USD ($)	Sep. 30, 2012 Ingenious Paragon Global Limited ("Ingenious") [Member] USD ($)	Dec. 31, 2011 Ingenious Paragon Global Limited ("Ingenious") [Member] USD ($)	Dec. 31, 2011 Xiaoyan Zhang [Member]	Sep. 30, 2012 Forever Well Asia Pacific Limited ("Forever Well") [Member] HKD	Dec. 31, 2011 Forever Well Asia Pacific Limited ("Forever Well") [Member] HKD	Sep. 30, 2012 Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member]	Sep. 30, 2012 Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] USD ($)	Dec. 31, 2011 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] CNY	Sep. 30, 2012 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] CNY	Sep. 30, 2012 Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”) [Member] CNY	Dec. 31, 2011 Huitian Tang [Member]	Dec. 31, 2011 Jinghua Li [Member]	Dec. 31, 2011 Wende Wei [Member]	Dec. 31, 2011 Youru Jiang [Member]	Dec. 31, 2011 Chunlin Liu [Member]	Dec. 31, 2011 Bangfu Wang [Member]
Corporate information (Textual)
Registered and fully paid up capital			10,000,000											192,478,478		3,000,000	300,000		5,000,000	500,000	5,000,000
Authorized, issued and paid up common stock, Value										50,000			10,000
Authorized, issued and paid up common stock, Shares										50,000			10,000
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	100,000,000			100,000,000		50,000			10,000
Common stock, shares issued	38,154,340	38,154,340	38,154,340	38,154,340		32,000,000			50,000		50,000	10,000
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 1	$ 1			1	1
Common Stock, Value	38,154	38,154		38,154
Ownership Percentage by Parent															31.49%							23.83%	13.44%	10.81%	6.81%	6.81%	6.81%
Acquire interest																		$ 4,982,223	36,340,064
Percentage for issuance of shares															13.44%
Number of subsidiaries	6